Share-based payment	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment	Share-based payment
a.Share-based compensation agreements
a.1)    Stock option plan - Banco Inter S.A.
Between February 2018 and January 2022, Banco Inter S.A. established stock option programs through which stock options were granted to the Company’s management and executives for the acquisition of Banco Inter S.A. shares.
On January 4, 2023, an Extraordinary General Meeting of Inter&Co, Inc. was held, at which the migration of share-based payment plans was approved, with the consequent assumption by Inter&Co of Banco Inter S.A.'s obligations arising from the active plans and respective programs. As a result of the corporate reorganization, the number of options held by each beneficiary was proportionally adjusted. Thus, for every 6 stock options of ordinary or preferred shares of Banco Inter S.A., the beneficiary will have 1 stock option of Inter&Co Class A Share. Additionally, the re-pricing of the exercise price of options granted in 2022, which had not yet been exercised, was approved. Upon re-pricing, a new calculation of the fair value of the granted and unexercised options was performed, resulting in an additional amount of R$15,990 of incremental expense, to be recognized over the remaining vesting period.
The main characteristics of the plans are described below:

Grant Date	Final strike date	Options (shares INTR)	Vesting	Average strike price	Participants
02/15/2018	02/15/2025	5,452,464	Up to 5 years	R$1.80	Officers, managers and key employees
09/07/2020	09/07/2027	3,182,250	Up to 5 years	R$21.50	Officers, managers and key employees
01/31/2022	12/31/2028	3,250,000	Up to 5 years	R$15.50	Officers, managers and key employees
Changes in the options of each plan for the period ended December 31, 2025 and supplementary information are shown below:

Grant Date	12/31/2024		Granted		Expired/Cancelled		Exercised		12/31/2025
2018	71,999		—		—		71,999		—
2020	2,443,088		—		25,350		195,075		2,222,663
2022	2,644,725		—		120,075		203,100		2,321,550
Total	5,159,812		—		145,425		470,174		4,544,213

Weighted average price of the shares	R$	18.15	R$	—	R$	16.55	R$	15.89	R$	18.43

Grant Date	12/31/2023		Granted		Expired/Cancelled		Exercised		12/31/2024
2018	115,799		—		—		43,800		71,999
2020	2,519,138		—		8,325		67,725		2,443,088
2022	2,815,750		—		77,125		93,900		2,644,725
Total	5,450,687		—		85,450		205,425		5,159,812

Weighted average price of the shares	R$	17.98	R$	—	R$	16.80	R$	14.56	R$	18.15

Grant Date	12/31/2022		Granted		Expired/Cancelled		Exercised		12/31/2023
2018	135,599		—		—		19,800		115,799
2020	2,829,225		—		309,412		675		2,519,138
2022	2,838,500		50,000		69,000		3,750		2,815,750
Total	5,803,324		50,000		378,412		24,225		5,450,687

Weighted average period of the Shares	R$	18.15	R$	15.50	R$	20.41	R$	4.47	R$	17.98
The fair value of the 2020 plan were estimated based on the Black & Scholes option pricing model considering the terms and conditions under which the options were granted, and the respective compensation expense is recognized during the vesting period.

2020
Strike price	21.50
Risk-free rate	9.98%
Duration of the strike (years)	7
Expected annualized volatility	64.28%
Fair value of the option at the grant/share date:	0.05
For the 2022 program, the fair value was estimated based on the Binomial model:

2022
Strike price	15.50
Risk-free rate	11.45%
Duration of the strike (years)	7
Expected annualized volatility	38.81%
Weighted fair value of the option at the grant/share date:	4.08
In the period ended December 31, 2025, R$7,507 in employee benefit expenses were recognized (December 31, 2024: R$28,792); December 31, 2023: R$32,692).
a.2)Share-based payment related to Inter&Co Payments, Inc., acquisition
In the context of the Company’s acquisition of Inter&Co Payments, Inc., it was established that part of the payments to the acquired Company's senior executives would be effected through the conversion of Inter&Co Payments, Inc.'s share-based payment plan, with an amendment providing that the stock options could be exercised for Inter&Co Class A shares and/or Inter&Co restricted Class A shares, as applicable, in lieu of Inter&Co Payments, Inc. shares. Given the terms and conditions of the agreement executed between the parties, the expenses related to the granted options were treated as share-based payment expense recognized over the vesting period of the options and contingent upon the continued employment of such key management personnel.
All put options that had been granted were exercised, with the last tranche exercised on January 7, 2025.
All call options granted under the Inter&Co Payments, Inc. share-based payment plan, migrated to Inter&Co, were exercised and the shares were fully transferred to the beneficiary key executives by October 31, 2025, the total number of these shares is 489,386.
Due to the completion of the aforementioned transactions, the Inter&Co Payments, Inc. share-based payment plan has been finalized and terminated.
For the period ending on December 31, 2025, the amount of R$3,798 (December 31, 2024: R$17,993; December 31, 2023: R$33,616) was recognized as employee benefit expenses in the Statement of income of the Company.
a.3)Restricted shares agreement (RSU) - Inter.
The Extraordinary General Meeting of Inter&Co, Inc. held on January 4, 2023 approved the creation of the Omnibus Incentive Plan, which aims to promote the interests of the Company and its shareholders, strengthening the Company's ability to attract, retain and motivate employees who are expected to make contributions to the Company and provide to these individuals with incentives to align their interests with those of the Company's shareholders.
The Omnibus Incentive Plan is administered by the Board of Directors of Inter&Co, Inc., which has the authority to approve program grants to Company employees.
In 2023, the Company granted 2,155,500 restricted stock units (RSUs) under the Omnibus Incentive Plan with 25% block-vesting schedules to various executives and employees of the Company and/or its direct or indirect subsidiaries. The vesting schedules are provided in each grant agreement. As of December 31, 2025, 190,000 granted RSUs had expired and 1,524,000 RSUs had been exercised.
In 2024, the Company granted 2,115,000 restricted stock units (RSUs) under the Omnibus Incentive Plan with 25% block-vesting schedules to various executives and employees of the Company and/or its direct or indirect subsidiaries. The vesting schedules are provided in each grant agreement. As of December 31, 2025, 159,000 granted RSUs had expired and 988,250 RSUs had been exercised.
Until December 31, 2025, the Company granted 2,412,522 restricted stock units (RSUs) under the Omnibus Incentive Plan, with vesting schedules of 25% blocks, to various executives and employees of the Company and/or its direct or indirect subsidiaries. The vesting schedules are set forth in each grant agreement. December 31, 2025, 145,666 RSUs granted had expired and 539,071 RSUs had been exercised.
See table below:

12/31/2025
Date of grant	Exercise rate per vesting	Fair value of share (in R$)	Remaining term of the vesting period (in years)	Vesting period (years)	Total granted	Total not vested yet
06/01/23	25%	$14.15	1.0	4.0	2,140,500	441,500
11/01/23	25%	$22.99	2.0	4.0	15,000	—
02/01/24	25%	$25.22	2.0	4.0	10,000	—
04/01/24	25%	$29.11	2.0	4.0	120,000	60,000
04/26/24	25%	$26.27	2.0	4.0	1,795,000	812,750
06/04/24	25%	$30.35	2.0	4.0	60,000	45,000
07/01/24	25%	$33.07	1.0	3.0	50,000	25,000
07/17/24	25%	$36.47	3.0	4.0	30,000	—
09/04/24	25%	$40.39	2.0	3.0	50,000	25,000
01/29/25	25%	$28.18	3.0	4.0	1,850,000	1,320,000
01/31/25	25%	$29.02	3.0	4.0	190,522	135,535
02/24/25	25%	$28.03	3.0	4.0	10,000	7,500
05/09/25	25%	$38.41	3.0	4.0	30,000	30,000
06/02/25	25%	$38.56	3.0	4.0	302,000	212,250
10/06/25	25%	$47.14	3.0	3.0	30,000	22,500
Total					6,683,022	3,137,035

12/31/2024
Date of grant	Exercise rate per vesting	Fair value of share (in R$)	Remaining term of the vesting period (in years)	Vesting period (years)	Total granted	Total not vested yet
06/01/23	25%	$14.15	3.5	4.0	2,140,500	963,500
11/01/23	25%	$22.99	4.0	4.0	15,000	11,250
02/01/24	25%	$25.22	4.0	4.0	10,000	7,500
04/01/24	25%	$29.11	4.0	4.0	120,000	95,000
04/26/24	25%	$26.27	3.0	4.0	1,795,000	1,305,000
06/04/24	25%	$30.35	4.0	4.0	60,000	60,000
07/01/24	25%	$33.07	3.0	3.0	50,000	37,500
07/17/24	25%	$36.47	4.0	4.0	30,000	30,000
09/04/24	25%	$40.39	3.0	3.0	50,000	37,500
Total					4,270,500	2,547,250
In the period ended December 31, 2025, the amount of R$73,198 (December 31, 2024: R$30,219; December 31, 2023: R$12,198) was recognized as employee benefit expenses in the Statement of income of the Company.